Label	Element	Value
BNY Mellon Core Plus Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	BNY Mellon Core Plus Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2025